Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income / (Loss) :
Net income / (loss)	$ (41,365)	$ (45,515)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	95,797,142	92,457,415
Basic earnings / (loss) per share	$ (0.43)	$ (0.49)
Effect of dilutive securities:
Dillutive effect of non vested shares	0	0
Weighted average common shares outstanding, diluted	95,797,142	92,457,415
Diluted earnings / (loss) per share	$ (0.43)	$ (0.49)